LOAN RECEIVABLE (Details) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Aggregate amount advanced	$ 135,940
CordovaCann Holdings Canada, Inc.
Statement [Line Items]
Aggregate amount advanced	264,800	$ 128,860
Allowance for doubtful amount	(264,800)	0
Carrying value	$ 0	$ 128,860